ORDINARY SHARES (Details Narrative)										7 Months Ended	12 Months Ended
	Oct. 16, 2025 $ / shares shares	Jun. 06, 2025 shares	May 13, 2025 HKD ($) shares	May 06, 2025 HKD ($) shares	May 05, 2025 HKD ($)	Sep. 23, 2024 shares	Jul. 02, 2024 HKD ($)	May 30, 2024 HKD ($) shares	May 29, 2024 shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2025 $ / shares shares	Apr. 15, 2025 shares	Mar. 28, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 04, 2024 shares	Apr. 09, 2024 HKD ($)	Jan. 30, 2024 HKD ($)	Jul. 26, 2023 HKD ($)	Feb. 17, 2023 shares
Subsidiary, Sale of Stock [Line Items]
Preferred stock shares authorized																10,000,000
Class A ordinary shares, authorized	21,052,632		9,000								400,000,000			400,000,000			400,000,000	400,000,000
Ordinary shares, par value | (per share)	$ 0.0001										$ 0.0001					$ 0.0001	$ 0.0001
Class A ordinary shares, issued			1,000								42,105,264			42,105,264			42,105,264	42,105,264
Common stock, shares outstanding											42,105,264			42,105,264			42,105,264	42,105,264
Number of shares issued	20,000			100,000
Total issued share capital | $				$ 110,000,000	$ 100,000,000
Number of shares issued, value | $				100
Consideration			$ 10,000,000	$ 10,000,000							$ 1,289,990	$ 10,000,000
Common stock shares to be issued			20,000
Ordinary shares, issued	42,105,264
Ordinary shares, outstanding	42,105,264
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Class A ordinary shares, authorized																400,000,000
Ordinary shares, par value | $ / shares																$ 0.0001
Class A ordinary shares, issued															15,200,000	21,052,632
Number of shares issued		5,852,632
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Class A ordinary shares, authorized																90,000,000
Ordinary shares, par value | $ / shares																$ 0.0001
Class A ordinary shares, issued		5,852,632													4,799,999	1
Cheung Kam Fai [Member]
Subsidiary, Sale of Stock [Line Items]
Contributed additional capital | $																						$ 15,000,000
Reduced capital | $							$ 7,000,000													$ 8,000,000	$ 15,000,000
Total issued share capital | $							$ 100,000,000
Mango Financial Limited [Member] | Cheung Kam Fai [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage																							100.00%
Investment owned shares																							1,000,000
North Water Investment Group Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	100.00%																		100.00%
Investment owned shares																			1
Zhang Jia Ling Co Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage											22.80%			22.80%
Zhao Xinjie Co Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage											5.00%			5.00%
Twenty Two Other Minority Shareholders [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage											0.95%			0.95%
Cheung Kam Fai [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage											4.74%			4.74%
Cayson Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock shares authorized											2,000,000			2,000,000			2,000,000	2,000,000
Preferred stock, par value | $ / shares														$ 0.0001				$ 0.0001
Preferred stock, shares issued											0			0			0	0
Preferred stock, shares outstanding											0			0			0	0
Class A ordinary shares, authorized											200,000,000			200,000,000			200,000,000	200,000,000
Ordinary shares, par value | $ / shares														$ 0.0001				$ 0.0001
Class A ordinary shares, issued											1,830,000			1,830,000			1,830,000	1,830,000
Common stock, shares outstanding											1,830,000			1,830,000			1,830,000	1,830,000
Odinary shares subject to possible redemption											6,000,000			6,000,000			6,000,000	6,000,000
Number of shares issued, value | $										$ 132,000
Consideration | $										$ 1,450
Cayson Acquisition Corp [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering						230,000					230,000	230,000	230,000
Cayson Acquisition Corp [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued									1,725,000		1,500,000	1,500,000	1,500,000
Cayson Acquisition Corp [Member] | EBC Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued								100,000			100,000	100,000	100,000
Number of shares issued, value | $								$ 1,450